Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of fair value measurements

	2024	2023
Liabilities:
Balance of derivative liabilities - beginning of period	$—	$—
Issued	—	9,192,672
Converted	—	(1,560,835)
Change in fair value recognized in operations	—	(5,633,085)
Balance of derivative liabilities - end of period	$—	$1,998,752

	2023	2022
Liabilities:
Balance of derivative liabilities – beginning of year	$—	$—
Issued	9,192,672	—
Converted	(3,786,452)	—
Change in fair value recognized in operations	(5,406,220)	—
Balance of derivative liabilities – end of year	$—	$—

Schedule of fair value hierarchy level

June 30, 2024	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$—	$—

December 31, 2023	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$—	$—

Schedule of estimated lives

Office and computer equipment	5 years
Furniture and fixtures	7 years
Lab equipment	7 years
Leasehold improvements	7 years

Office and computer equipment	5 years

Furniture and fixtures	7 years